FEDERAL INCOME TAX (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
FEDERAL INCOME TAX
Schedule of income tax expense
	2022	2021
Net operating loss carryforwards	$1,747,310	$1,643,310
Temporary differences	5,000	(4,000)
Permanent differences	(22,000)	6,000
Valuation allowance	(1,702,310)	(1,645,310)

	2021	2020
Net operating loss carryforwards	$1,684,310	$1,613,310
Temporary differences	(4,000)	9,000
Permanent differences	(81,000)	(103,000)
Valuation allowance	(1,599,310)	(1,519,310)

Schedule of deferred tax assets reconciliation
	2022	2021
Federal tax statutory rate	20.9%	20.7%
Temporary differences	1.7%	2.8%
Permanent differences	7.3%	4.1%
Valuation allowance	15.2%	22.1%
Effective rate	0.0%	0.0%

	2021	2020
Federal tax statutory rate	20.9%	20.9%
Temporary differences	-1.2%	1.9%
Permanent differences	-23.9%	-21.6%
Valuation allowance	4.1%	-1.3%
Effective rate	0.0%	0.0%